Share Based Compensation Expenses - Schedule of Black Scholes Stock Option Pricing Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	1.79%
Dividend rate
Dilution factor	0.9203
Minimum [Member]
Expected volatility	96.49%
Expected term from grant date (in years)	3 years 6 months
Fair value	$ 7.01	$ 8.26
Maximum [Member]
Expected volatility	99.62%
Expected term from grant date (in years)	6 years